Commitments and Contingencies - Summary of Future Commitments to Purchase Eligible Services and Offerings (Details) - Google [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 229
Commitment Period 1 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	36
Commitment Period 2 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	150
Commitment Period 3 [Member]
Long-Term Purchase Commitment [Line Items]
Future commitment amount	$ 43